DEBT AND CONVERTIBLE LOAN PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument, Unamortized Discount [Roll Forward]
Debt discount, beginning of period	$ 152,617
Additional debt discount	120,333	417,834
Amortization of debt discount and debt issue cost	(245,937)	(265,217)
Debt discount, end of period	$ 27,013	$ 152,617